DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
DERIVATIVE INSTRUMENTS [Text Block]
11.	DERIVATIVE INSTRUMENTS

A significant portion of the Company's capital, exploration, operating and administrative expenditures are incurred in Mexican peros ("MXN"), while revenues from the sale of concentrates are denominated in US dollars ("USD").  The fluctuation of the USD in relation to the MXN, consequently, impacts the reported financial performance of the Company.  To manage the Company's exposure to changes in the USD/MXN exchange rate, the Company entered into forward contracts to purchase MXN in exchange for USD at various rates and maturity dates.

As at December 31, 2017, forward contracts for the purchase of MXN 110 million (December 31, 2016 - MXN 280 million), in exchange for USD at various pre-determined rates ranging from MXN 19.17 / USD to MXN 19.99 / USD, at various maturity dates untul February 13, 2018, were outstanding.  The fair value of these outstanding foreign currency forward contracts resulted in a liability of $85 at December 31, 2017 (December 31, 2016 - liability of $536).